SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation VIP

The following changes are effective on or about July 12, 2013:

QS Investors, LLC (”QS Investors”) will no longer serve as subadvisor to the fund. All references to QS Investors are hereby deleted.

All disclosure and references in the fund’s prospectuses to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectuses:

Main investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as ”underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies described below.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

The following disclosure is added as a sub-section under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses.

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a ”relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a ”fair value” analysis, seeking to systematically buy ”undervalued” currencies and sell ”overvalued” currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

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The following replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the ”FUND DETAILS” section of the fund’s prospectuses:

Main investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as ”underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies described below.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

Portfolio management may make allocations ranging from 0% to 30% of the fund’s assets (exclusive of assets allocated to the currency and interest rate strategies described below) in a particular strategy or asset category, including the following DWS mutual funds or directly in such securities and derivative instruments in which the DWS fund can invest:

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DWS Disciplined Market Neutral Fund. The fund seeks capital appreciation independent of stock market direction. It pursues its objective by investing, under normal circumstances, in long and short positions of common stock of large US companies. The managers buy, or take long positions in, common stock that the managers believe are undervalued and sell, or take short positions in, common stock that the managers believe are overvalued. The fund’s investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions under normal circumstances. By employing this market neutral strategy, the fund seeks to limit the fund’s volatility relative to movements in the overall stock market (that is, the fund’s price movements are not expected to correlate closely with the market’s price movements). The managers attempt to achieve returns for the fund that exceed the return on an investment in 3-month US Treasury Bills.

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DWS Emerging Markets Equity Fund. The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.

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DWS Enhanced Emerging Markets Fixed Income Fund. The fund seeks to provide high current income and, secondarily, long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high yield bonds (also known as “junk bonds”) and other debt securities issued by governments and corporations in emerging market countries (i.e., the issuer’s securities are traded mainly in an emerging market, the issuer is organized under the laws of an emerging market country or is a company with more than half of its business in emerging markets) or the return on which is derived primarily from emerging markets. The fund considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. In an attempt to enhance return, the fund employs proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Enhanced Commodity Strategy Fund. The fund’s investment objective is total return. The fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The fund may gain exposure to the commodity markets by investing a portion of its assets in its wholly–owned subsidiary, DWS Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed–income instruments, some of which may serve as margin or collateral for the subsidiary’s derivatives positions. The fund concentrates its investments in commodities-related industries. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Floating Rate Fund. The fund seeks to provide high current income. The fund invests, under normal market conditions, at least 80% of its total assets in adjustable rate loans that have a senior right to payment (”senior loans”) and other floating rate debt securities. The fund may also borrow money in an amount up to 33 1/3% of the fund’s total assets for a range of purposes, including to create investment leverage. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Global Inflation Fund. The fund seeks to provide maximum inflation-adjusted return. The fund invests in inflation-indexed bonds and other fixed income securities of varying maturities issued by the US government, non-US governments, their agencies or instrumentalities, and US and non-US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity-linked derivative instruments (such as commodity-linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs). The fund may gain exposure to the commodity markets by investing a portion of its assets in a wholly-owned subsidiary, DWS Cayman Global Inflation Plus Fund, Ltd., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed income securities, some of which may serve as margin or collateral for the subsidiary’s derivatives positions.

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DWS Gold & Precious Metals Fund. The fund seeks maximum return (principal change and income). The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals, and in gold coin and bullion directly. The fund’s investments in coins and bullion will not earn income, and the sole source of return to the fund from these investments will be from gains or losses realized on the sale of such investments. Companies in which the fund invests may be involved in activities such as exploration, mining, fabrication, processing and distribution. The fund intends to gain exposure to the commodity markets through direct investments in commodities or investments in commodity-linked derivatives by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps and futures. This subsidiary will also invest in fixed-income securities, some of which are intended to serve as margin or collateral for its derivatives positions, and may also invest in commodity-linked exchange traded funds and may invest available cash in affiliated money market funds. The fund may concentrate in securities issued by wholly owned subsidiaries and securities of companies that are primarily engaged in the exploration, mining, fabrication, processing or distribution of gold and other precious metals and in gold, silver, platinum and palladium bullion and coins. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS RREEF Global Infrastructure Fund. The fund seeks total return from both capital appreciation and current income through investment in a global portfolio of securities of infrastructure-related companies. Under normal circumstances, the fund invests at least 80% of its net assets in the securities of US and non-US infrastructure–related companies. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Under normal circumstances, the fund invests mainly in equity securities, though the fund may also invest in fixed-income securities without limitation. The fund concentrates in securities of infrastructure-related companies. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS RREEF Global Real Estate Securities Fund. The fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT–like structures or real estate operating companies. The fund concentrates in securities of real estate companies.

Portfolio management monitors the list of DWS funds in which the fund may invest, and may periodically add or remove DWS funds from the list to obtain exposure to new asset categories or strategies, to replace underperforming DWS funds or to enhance returns. Based on portfolio management’s assessment of market conditions, the fund is rebalanced periodically to maintain the desired asset allocation. The fund’s asset allocation among the asset categories and investment strategies will change over time and there should be no expectation that current or past positions will be maintained in the future. In addition, the fund may seek exposure to hedge funds through warrants, swaps and similar derivative instruments.

Other DWS funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC; (2) series of DBX ETF Trust, which are managed by DBX Advisors LLC; and (3) series of PowerShares DB Multi-Sector Commodity Trust, PowerShares DB G10 Currency Harvest Fund, PowerShares DB Commodity Index Tracking Fund and PowerShares DB US Dollar Index Trust, each of which is managed by DB Commodity Services LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC are all subsidiaries of Deutsche Bank AG.

The following information replaces the existing disclosure under the ”MANAGEMENT” section of the summary section of the fund’s prospectuses:

MANAGEMENT

Investment Advisor

Deutsche Investment Management Americas Inc.

Subadvisor

RREEF America L.L.C.

Portfolio Manager(s)
Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

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The following information replaces the existing disclosure under the ”MANAGEMENT” sub-section of the ”FUND DETAILS” section of the fund’s prospectuses:

MANAGEMENT

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

■	Portfolio Manager for the Quantitative Group: New York.

■	Degree in Civil Engineering from Indian Institute of Technology; MBA from Kent State University; PhD in Finance from University of North Carolina at Chapel Hill.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

■	Portfolio Manager: New York.

■	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Please Retain This Supplement for Future Reference

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